Cash and Cash Equivalents - Summary of Group's Cash and Cash Equivalents by Currency (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure In Tabular Form Of Cash And Cash And Cash Equivalents By Currency [Line Items]
Cash and cash equivalents	$ 1,740	$ 6,201	$ 3,025	$ 3,604
Foreign exchange risk [member]
Disclosure In Tabular Form Of Cash And Cash And Cash Equivalents By Currency [Line Items]
Cash and cash equivalents	1,740	6,201
Foreign exchange risk [member] | US dollar [member]
Disclosure In Tabular Form Of Cash And Cash And Cash Equivalents By Currency [Line Items]
Cash and cash equivalents	1,480	5,886
Foreign exchange risk [member] | Australian dollar [member]
Disclosure In Tabular Form Of Cash And Cash And Cash Equivalents By Currency [Line Items]
Cash and cash equivalents	112	182
Foreign exchange risk [member] | Other [member]
Disclosure In Tabular Form Of Cash And Cash And Cash Equivalents By Currency [Line Items]
Cash and cash equivalents	$ 148	$ 133